Segmental analysis - Operating profit/(loss) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segmental analysis
Net interest income	£ 8,047	£ 8,656	£ 8,987
Net fees and commissions	2,511	2,357	2,455
Other non-interest income	3,695	2,389	1,691
Total income	14,253	13,402	13,133
Operating expenses	(8,149)	(8,914)	(9,593)
Depreciation and amortisation	(1,176)	(731)	(808)
Impairment (losses)/releases	(696)	(398)	(493)
Operating profit/(loss)	4,232	3,359	2,239
UK Personal Banking
Segmental analysis
Net interest income	4,130	4,283	4,342
Net fees and commissions	696	692	724
Other non-interest income	40	79	216
Total income	4,866	5,054	5,282
Operating expenses	(3,618)	(2,867)	(3,241)
Impairment (losses)/releases	(393)	(339)	(207)
Operating profit/(loss)	855	1,848	1,834
Ulster Bank RoI
Segmental analysis
Net interest income	400	444	421
Net fees and commissions	109	91	94
Other non-interest income	58	75	89
Total income	567	610	604
Operating expenses	(552)	(583)	(676)
Impairment (losses)/releases	34	(15)	(60)
Operating profit/(loss)	49	12	(132)
Commercial Banking
Segmental analysis
Net interest income	2,842	2,855	3,074
Net fees and commissions	1,312	1,283	1,405
Other non-interest income	164	464	200
Total income	4,318	4,602	4,679
Operating expenses	(2,458)	(2,362)	(2,458)
Depreciation and amortisation	(142)	(125)	(144)
Impairment (losses)/releases	(391)	(147)	(390)
Operating profit/(loss)	1,327	1,968	1,687
Private Banking
Segmental analysis
Net interest income	521	518	464
Net fees and commissions	226	228	179
Other non-interest income	30	29	35
Total income	777	775	678
Operating expenses	(482)	(476)	(529)
Depreciation and amortisation	(4)	(2)
Impairment (losses)/releases	6	6	(6)
Operating profit/(loss)	297	303	143
RBS International
Segmental analysis
Net interest income	478	466	325
Net fees and commissions	106	101	42
Other non-interest income	26	27	22
Total income	610	594	389
Operating expenses	(254)	(254)	(217)
Depreciation and amortisation	(10)	(6)	(2)
Impairment (losses)/releases	(2)	2	(3)
Operating profit/(loss)	344	336	167
NatWest Markets
Segmental analysis
Net interest income	(188)	112	203
Net fees and commissions	85	(33)	24
Other non-interest income	1,445	1,363	823
Total income	1,342	1,442	1,050
Operating expenses	(1,406)	(1,589)	(2,250)
Depreciation and amortisation	(12)	(15)	49
Impairment (losses)/releases	51	92	174
Operating profit/(loss)	(25)	(70)	(977)
Central Items & other
Segmental analysis
Net interest income	(136)	(22)	158
Net fees and commissions	(23)	(5)	(13)
Other non-interest income	1,932	352	306
Total income	1,773	325	451
Operating expenses	621	(783)	(222)
Depreciation and amortisation	(1,008)	(583)	(711)
Impairment (losses)/releases	(1)	3	(1)
Operating profit/(loss)	£ 1,385	£ (1,038)	£ (483)